Schedule of Investments (unaudited) April 30, 2022	BlackRock Future Climate and Sustainable Economy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 5.3%
Cie. de Saint-Gobain	1,495	$87,215
Johnson Controls International PLC	710	42,508
Kingspan Group PLC	437	40,679
Trane Technologies PLC	192	26,859
Trex Co. Inc.(a)	583	33,925

		231,186

Capital Markets — 1.8%
Agronomics Ltd.(a)	339,553	76,428

Chemicals — 18.2%
Ecolab Inc.	408	69,091
FMC Corp.	1,280	169,651
Koninklijke DSM NV	679	114,146
Nutrien Ltd.	1,727	169,678
Robertet SA	92	85,700
Sika AG, Registered	128	39,098
SK IE Technology Co. Ltd.(a)(b)	288	28,369
Symrise AG	932	110,903

		786,636

Commercial Services & Supplies — 3.7%
Cleanaway Waste Management Ltd.	25,309	56,731
Republic Services Inc.	173	23,229
Tomra Systems ASA	999	39,286
Waste Management Inc.	259	42,590

		161,836

Construction & Engineering — 0.9%
Quanta Services Inc.	339	39,317

Containers & Packaging — 6.9%
Ball Corp.	1,097	89,033
Crown Holdings Inc.	1,104	121,484
SIG Group AG	4,272	89,436

		299,953

Electric Utilities — 5.3%
Enel SpA	17,765	115,524
NextEra Energy Inc.	1,626	115,478

		231,002

Electrical Equipment — 6.2%
Ballard Power Systems Inc.(a)(c)	2,022	16,783
ITM Power PLC(a)	5,124	21,110
Prysmian SpA	1,013	32,948
Schneider Electric SE	666	95,550
Sunrun Inc.(a)	1,075	21,478
Vestas Wind Systems A/S	2,078	52,991
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	19,400	27,574

		268,434

Electronic Equipment, Instruments & Components — 4.8%
Keyence Corp.	100	40,201
Samsung SDI Co. Ltd.	235	111,943
Zebra Technologies Corp., Class A(a)	150	55,449

		207,593

Food & Staples Retailing — 1.9%
HelloFresh SE(a)	1,274	53,704
Ocado Group PLC(a)	2,306	26,373

		80,077

Food Products — 11.2%
Bunge Ltd.	1,130	127,826

Security	Shares	Value

Food Products (continued)
Darling Ingredients Inc.(a)	566	$41,539
Kerry Group PLC, Class A	984	108,997
Maple Leaf Foods Inc.	2,230	49,108
Salmar ASA	1,925	157,522

		484,992

Independent Power and Renewable Electricity Producers — 3.5%
EDP Renovaveis SA	5,244	124,110
Scatec ASA(b)	2,144	25,914

		150,024

Machinery — 12.9%
Ag Growth International Inc.	2,856	86,459
AGCO Corp.	655	83,447
Atlas Copco AB, Class A	572	25,933
Deere & Co.	416	157,061
Evoqua Water Technologies Corp.(a)	1,661	69,247
Ingersoll Rand Inc.	843	37,058
John Bean Technologies Corp.	478	56,352
Marel HF(b)	7,635	40,165

		555,722

Metals & Mining — 0.9%
Sims Ltd.	2,615	37,810

Paper & Forest Products — 3.6%
Mondi PLC	3,149	59,157
UPM-Kymmene Oyj	2,749	95,094

		154,251

Professional Services — 1.3%
Bureau Veritas SA	1,896	54,466

Semiconductors & Semiconductor Equipment — 4.9%
Analog Devices Inc.	221	34,118
Canadian Solar Inc.(a)	1,174	32,309
First Solar Inc.(a)(c)	418	30,527
Infineon Technologies AG	3,022	85,774
ON Semiconductor Corp.(a)	577	30,067

		212,795

Software — 2.6%
ANSYS Inc.(a)	105	28,948
Autodesk Inc.(a)	267	50,538
Dassault Systemes SE	701	31,001

		110,487

Specialty Retail — 0.8%
TJX Companies Inc. (The)	573	35,114

Total Common Stocks — 96.7% (Cost: $4,807,190)		4,178,123

Warrants

Capital Markets — 0.3%
Agronomics Ltd., (Expires 12/08/23)(a)	329,052	11,436

Total Warrants — 0.3% (Cost: $0)		11,436

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	47,961	47,961

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Future Climate and Sustainable Economy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	80,000	$80,000

		127,961

Total Short-Term Investments — 3.0% (Cost: $127,960)		127,961

Total Investments in Securities — 100.0% (Cost: $4,935,150)		4,317,520

Other Assets, Less Liabilities — 0.0%		858

Net Assets — 100.0%		$4,318,378

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/03/21	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$47,989	(b)	$—	$(29)	$1	$47,961	47,961	$73	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		80,000	(b)	—	—	—	80,000	80,000	50		—

						$(29)	$1	$127,961		$123		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Future Climate and Sustainable Economy ETF

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,257,393	$1,920,730	$—	$4,178,123
Warrants	—	11,436	—	11,436
Money Market Funds	127,961	—	—	127,961

	$2,385,354	$1,932,166	$—	$4,317,520

3